Equity (Details)							12 Months Ended
		Aug. 27, 2025 USD ($) $ / shares	Jun. 30, 2025 USD ($) $ / shares shares	Nov. 07, 2024 USD ($) shares	Sep. 01, 2024 USD ($) $ / shares shares	Sep. 01, 2024 HKD ($)	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Aug. 15, 2025 shares	Aug. 13, 2025 $ / shares shares	Sep. 01, 2024 $ / shares	Jun. 30, 2023 shares
Equity [Line Items]
Ordinary shares, shares authorized | shares	[1]		5,000,000,000				5,000,000,000	5,000,000,000
Aggregate proceeds | $				$ 19,800			$ 5,350,318
Ordinary shares, par value | $ / shares	[1]
Value of newly issued shares | $				$ 19,800			$ 5,350,318
Underwriting discounts and offering expenses | $							895,352
Proceeds from issuance of ordinary shares pursuant to IPO, net of offering cost | $							5,804,648
Payments for repurchase of initial public offering | $							249,366	204,964
Deferred initial public offering (“IPO”) costs | $			$ 204,964					204,964
BU Creation Limited [Member]
Equity [Line Items]
Aggregate proceeds					$ 904,470	$ 7,100,000
Special dividend declared by per share | (per share)					$ 9,140							$ 71,000
Shares issued | shares					100
Value of newly issued shares					$ 904,470	7,100,000
Dividend account holder | $					495,663
BU Workshop Limited [Member]
Equity [Line Items]
Aggregate proceeds					$ 178,346	1,400,000
Special dividend declared by per share | (per share)					$ 1,802							$ 14,000
Shares issued | shares					100
Value of newly issued shares					$ 178,346	$ 1,400,000
Dividend account holder | $					$ 79,082
IPO [Member]
Equity [Line Items]
Net proceeds | $							5,804,648
Proceeds from issuance of ordinary shares pursuant to IPO, net of offering cost | $							6,700,000
Pre-IPO [Member]
Equity [Line Items]
Ordinary shares, shares issued | shares				39,600,000
Subscription receivable [Member]
Equity [Line Items]
Aggregate proceeds | $
Subscription receivable | $			$ 19,801					$ 19,801
Value of newly issued shares | $
Common Stock [Member]
Equity [Line Items]
Ordinary shares, shares outstanding | shares	[2]		150,000,000				168,065,000	150,000,000	150,000,000				150,000,000
Aggregate proceeds | $	[2]						$ 5,350,318
Ordinary shares, par value | $ / shares
Value of newly issued shares | $	[2]						$ 5,350,318
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares issued | shares	[1]		100,000,000				118,065,000	100,000,000
Ordinary shares, shares outstanding | shares	[1]		100,000,000				118,065,000	100,000,000
Aggregate proceeds | $		$ 1,750,000
Value of newly issued shares | $		$ 1,750,000
Public offering price per shares | $ / shares		$ 0.4
Common Stock, Voting Rights			1
Class A Ordinary Shares [Member] | 2025 Equity Incentive Plan [Member]
Equity [Line Items]
Ordinary shares, shares issued | shares							1,315,000
Class A Ordinary Shares [Member] | IPO [Member]
Equity [Line Items]
Price per share | $ / shares											$ 0.4
Class A Ordinary Shares [Member] | IPO [Member] | BU Production [Member]
Equity [Line Items]
Ordinary shares, shares issued | shares										15,000,000	15,000,000
Class A Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares, shares issued | shares							118,065,000
Ordinary shares, shares outstanding | shares							118,065,000
Class A Ordinary Shares [Member] | Common Stock [Member] | BU Creation Limited [Member]
Equity [Line Items]
Ordinary shares, shares authorized | shares							2,500,000,000
Ordinary shares, par value | $ / shares
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares issued | shares	[1]		50,000,000				50,000,000	50,000,000
Ordinary shares, shares outstanding | shares	[1]		50,000,000				50,000,000	50,000,000
Common Stock, Voting Rights			20
Class B Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares, shares issued | shares							50,000,000
Ordinary shares, shares outstanding | shares							50,000,000
Class B Ordinary Shares [Member] | Common Stock [Member] | BU Creation Limited [Member]
Equity [Line Items]
Ordinary shares, shares authorized | shares							2,500,000,000
Ordinary shares, par value | $ / shares

[1]	Retrospectively presented for the effect of 15,000,000 shares issued on various dates between April 16, 2024 and November 18, 2024 in preparation of the Company’s initial public offering (Note 1) and the share subdivision effective from October 26, 2026 (Notes 1, 2.17 and 16).
[2]	Retrospectively presented for the effect of 15,000,000 shares issued on various dates between April 16, 2024 and November 18, 2024 in preparation of the Company’s initial public offering (Note 1) and the share subdivision effective from October 26, 2026 (Notes 1, 2.17 and 16).